General and Administrative (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expense [Abstract]
Schedule of general and administrative
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	2,545	3,435	943
Professional services	2,139	2,596	1,695
Share-based compensation	1,084	2,763	1,882
Fees to Directors	258	231	244
Insurance	648	1,084	1,024
Rent and maintenance	81	24	29
Other expenses	323	1,423	216

	7,078	11,556	6,033